Nature of Operations	12 Months Ended
May 31, 2017
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

BEMAX INC. (“The Company”) was incorporated in the State of Nevada on November 28, 2012 to engage in the business of exporting disposable baby diapers manufactured in the United States and then distributing them throughout Europe and South Africa. The Company is in the development stage with limited revenues and very limited operating history.